Scout Small Cap Fund (Prospectus Summary): | Scout Small Cap Fund
Scout Small Cap Fund

Scout Funds

Scout Stock Fund

Scout Mid Cap Fund

Scout Small Cap Fund

Scout International Fund

Scout International Discovery Fund

Scout Global Equity Fund

Scout Core Bond Fund

Scout Core Plus Bond Fund

Scout Unconstrained Bond Fund

Supplement dated March 26, 2012 to the Prospectus dated October 31, 2011

The Board of Trustees of Scout Funds (the “Trust”), on behalf of the series of the Trust (the “Funds”), has approved an Administrative Services Agreement between the Trust and the Funds’ investment advisor, Scout Investments, Inc. (“Scout”), pursuant to which the Funds will pay to Scout, effective April 1, 2012, a fee at the annual rate of 0.05% of a Fund’s average daily net assets (“Admin Fee”) for administrative services Scout provides to the Funds.  With respect to the Scout Stock Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund, the imposition of the Admin Fee will have no current effect on the Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption) because Scout is already waiving advisory fees and/or assuming certain Fund expenses pursuant to expense limitation agreements.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.